Document and Entity Information	3 Months Ended
Mar. 14, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WILLIS GROUP HOLDINGS PLC
Entity Central Index Key	0001140536
Document Type	8-K
Document Period End Date	Aug. 10, 2011
Amendment Flag	false